Audit Information	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Audit Information [Abstract]
Auditor Name	Baker Tilly US, LLP	Marcum LLP
Auditor Firm ID	23	688
Auditor Location	Chicago, IL	New York, NY